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SCHRODER GREATER CHINA FUND
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STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

 PERFORMANCE INFORMATION

                                ONE YEAR ENDED      INCEPTION TO       ONE YEAR ENDED     INCEPTION TO
                                MARCH 31, 2000   MARCH 31, 2000 (a)   APRIL 30, 2000   APRIL 30, 2000 (a)
                                --------------   ------------------   --------------   ------------------
Schroder Greater China Fund -
Investor Shares                     25.09%             15.02%             -15.58%              -0.03%

(a) Average annual total return from commencement of Fund operations (January 4,
    1999)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL BOTH FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.



SCHEDULE OF INVESTMENTS
APRIL 30, 2000 (UNAUDITED)

SHARES                                               VALUE
COMMON STOCKS - 3.4%
HONG KONG - 3.4%
210,900  Brilliance China Automotive
         Holdings                                  $34,117
         (Cost $40,451)

SHORT-TERM INVESTMENTS - 18.7%
 93,870   SSgA Money Market Fund
          5.766% (1)                                93,870
 93,871   SSgA U.S.  Government
          Money Market Fund 5.677% (1)              93,871
                                                 ---------
          Total Short-Term Investments
          (Cost $187,741)                          187,741
                                                 ---------
PRINCIPAL
AMOUNT                                               VALUE
          REPURCHASE AGREEMENT - 73.0%
$732,000  State Street Bank and Trust Company,
          4.75%, 05/01/2000 (2)                  $ 732,000
                                               -----------
          (Cost $732,000)

          Total Investments
          (Cost $960,192) - 95.1%                  953,858
          Other Assets Less
          Liabilities - 4.9%                        49,385
                                               -----------
          Total Net Assets - 100%              $ 1,003,243
                                               ===========

    The accompanying notes are an integral part of the financial statements.

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SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

(1) Interest rate shown is 7-day yield as of April 30, 2000

(2) The repurchase agreement, dated 4/28/2000 with a repurchase price of $732,290 is collateralized by a $725,000 United States Treasury Note, 6.625%, due 5/15/07, valued at $750,171.

    The accompanying notes are an integral part of the financial statements.

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SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (UNAUDITED)

ASSETS
Investments in securities, at value - Note 2             $  221,858
Repurchase Agreements                                       732,000
Cash                                                            844
Dividends receivable                                          1,396
Interest receivable                                             566
Receivable for securities sold                               96,476
Due from Investment Adviser - Note 3                         10,420
                                                         ----------
  TOTAL ASSETS                                            1,063,560
                                                         ----------
LIABILITIES
Payable for forward foreign currency contracts                    2
Advisory fee payable - Note 3                                   800
Administration fee payable - Note 3                             198
Accrued expenses and other liabilities                       59,317
                                                         ----------
  TOTAL LIABILITIES                                          60,317
                                                         ----------
  NET ASSETS                                             $1,003,243
                                                         ==========

NET ASSETS
Capital paid-in                                          $1,122,608
Distributions in excess of investment income                (13,606)
Accumulated net realized loss on investments
  and foreign currency transactions                         (99,422)
Net unrealized depreciation of investments
  and foreign currency transactions                          (6,337)
                                                         ----------
NET ASSETS                                               $1,003,243
                                                         ==========

Investor Shares:
  Net Assets                                             $1,003,243
  Net asset value, offering and redemption
    price per share                                           $9.10
Total shares outstanding at end of period                   110,301

Cost of securities including repurchase agreements         $960,192

    The accompanying notes are an integral part of the financial statements.

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SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

INVESTMENT INCOME
Dividend income                                           $   2,887
Interest income                                               1,450
                                                          ---------
  TOTAL INVESTMENT INCOME                                     4,337
                                                          ---------
EXPENSES
Investment advisory fees - Note 3                             5,657
Administrative fees - Note 3                                  1,571
Subadministration Fees - Note 3                                 635
Custodian fees                                               20,892
Audit fees                                                   11,746
Legal fees                                                   17,186
Printing expenses                                             4,984
Trustees fees- Note 4                                           200
Transfer agent fees                                          10,764
Registration fees                                             8,981
Other                                                            25
                                                          ---------
  TOTAL EXPENSES                                             82,641
Expenses borne by Investment Adviser - Note 3               (70,070)
                                                          ---------
  NET EXPENSES                                                12,571
                                                          ----------
  NET INVESTMENT LOSS                                         (8,234)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments sold                        (85,730)
Net realized loss on foreign currency transactions           (13,692)
                                                          ----------
Net realized loss on investments and foreign
  currency transactions                                      (99,422)
                                                          ==========
Change in net unrealized depreciation on
  investments                                               (183,371)
Change in net unrealized appreciation on
  foreign currency transactions                               13,721
                                                          ----------
Net change in unrealized appreciation (depreciation)
  investments and foreign currency transactions             (169,650)
                                                          ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                   (269,072)
                                                          ----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                  $(277,306)
                                                         ===========

    The accompanying notes are an integral part of the financial statements.

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SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
APRIL 30, 2000

                                                                                   PERIOD ENDED
                                                                                  JANUARY 4, 1999
                                                          SIX MONTHS ENDED        (COMMENCEMENT OF
                                                           APRIL 30, 2000          OPERATIONS) TO
                                                             (UNAUDITED)          OCTOBER 31, 1999
                                                          ---------------         ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income (loss)                                $(8,234)                $9,987
    Net realized gain (loss) on investments
      and foreign currency transactions                         (99,422)                95,909
    Change in net unrealized appreciation (DEPRECIATION)
      of investments and foreign currency transactions         (169,650)               163,313
                                                               --------             ----------
    Net increase (decrease) in net assets
      resulting from operations                                (277,306)               269,209
                                                               --------             ----------
  Dividends and distributions to Investor
    From net investment income                                  (13,369)                     0
    From net realized capital gains                             (97,899)                     0
                                                                -------             ----------
      Total distributions to shareholders                      (111,268)                     0
                                                               --------             ----------
  INVESTOR SHARE TRANSACTIONS:
    Sale of shares                                                6,047              1,018,953
    Reinvestment of distributions                               111,268                      0
    Redemptions of shares                                       (13,660)                     0
                                                               --------             ----------
    Total increase from capital share transactions              103,655              1,018,953
                                                               --------             ----------
  Net Assets
    Beginning of period                                       1,288,162                      0
                                                             ----------             ----------
    End of period                                            $1,003,243             $1,288,162
                                                             ===========            ==========

  Undistributed (distributions in excess of)
    Net investment income                                      $(13,606)                $7,997
                                                             ===========            ==========

  OTHER INFORMATION

  Investor Share Transactions:
    Sales of shares                                                 531                101,262
    Reinvestment of distributions                                 9,971                      0
    Redemption of shares                                         (1,463)                     0
                                                             ----------             ----------
  Net increase (decrease) in Investor shares                      9,039                101,262
                                                             ==========             ==========

    The accompanying notes are an integral part of the financial statements.

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SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INVESTOR SHARES

Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                            SIX MONTHS ENDED  PERIOD ENDED
                                             APRIL 30, 2000    OCTOBER 31,
                                               (UNAUDITED)      1999 (a)
                                               -----------      --------
NET ASSET VALUE AT BEGINNING OF PERIOD            $12.72        $10.00
                                                  ------        ------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                           (0.07)          0.10
  Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency
    Transactions                                  (2.45)          2.62
                                                  -----           ----
  TOTAL FROM INVESTMENT OPERATIONS                (2.52)          2.72
                                                  -----           ----
LESS DISTRIBUTIONS:
  From Net Investment Income                      (0.13)          0.00
  Net Realized Gain on Investments                (0.97)          0.00
                                                  -----           ----
TOTAL DISTRIBUTION                                (1.10)          0.00
                                                  -----           ----

NET ASSET VALUE AT END OF PERIOD                  $9.10         $12.72
                                                  =====         ======

TOTAL RETURN (b)                                 (21.42)%        27.20%
RATIOS & SUPPLEMENTARY DATA
  Net Assets at End of Period (000's)            $1,003         $1,288
  Ratios to Average Net Assets:
    Expenses including reimbursement/
      waiver of fees                              2.00%(c)        2.00%(c)
    Expenses excluding reimbursement/
      waiver of fees                             13.15%(c)       13.31%(c)
    Net investment income including
      reimbursement/waiver of fees               (1.31)%(c)       1.00%(c)
  Portfolio Turnover Rate (d)                        74%           140%

(a) For the period January 4, 1999 (commencement of operations) through October 31, 1999.
(b) Total returns would have been lower had certain expenses not been waived or reimbursed during the periods shown. (See Note 3). Total return calculations for a period of less than one year are not annualized.
(c)  Annualized.
(d)  Not annualized.

   The accompanying notes are an integral part of the financial statements.

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SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

NOTE 1 - ORGANIZATION

Schroder Capital Funds (Delaware) (the "Trust"), is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Maryland corporation on July 30, 1969; reorganized as Schroder Capital Funds, Inc., a series company, on February 29, 1988; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has an unlimited number of authorized shares which are divided into eight investment portfolios. Included in this report is the Schroder Greater China Fund (the "Fund"), which is a non-diversified portfolio that commenced operations on January 4, 1999. The Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 2000, the Fund had only Investor Shares outstanding.

The Schroder Greater China Fund was liquidated on May 18, 2000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust which are in conformity with generally accepted accounting principles:

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value unless the investment adviser believes another valuation is more appropriate. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees ("Trustees").

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is the Fund's policy that the Fund take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date except that certain foreign dividends are recorded as the Fund is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis. Most of the expenses of the Trust can be directly attributable to a specific Fund and/or class of shares. Expenses not directly attributable to a specific Fund and/or class of shares are allocated among the Funds and/or classes of shares in such a manner as deemed equitable by Schroder Investment Management North America Inc. ("SIMNA") or the Trustees.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders from net investment income and net realized capital gains are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEDERAL INCOME TAXES: It is the policy of the Trust for the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies, foreign currencies, losses deferred due to wash sales and excise tax regulations.

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward foreign currency contract transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

NOTE 3 - INVESTMENT ADVISORY FEES AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment advisory agreement with SIMNA. Under this agreement, SIMNA provides investment management services and is entitled to receive for its services compensation, payable monthly, at the annual rate of
 .90% of the Fund's average daily net assets.

The administrator of the Trust is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.25% of the average daily net assets of the Fund. In addition, the Trust has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under that Agreement, the Fund, together with other mutual funds managed by SIMNA and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates:
0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements.

In order to limit the Fund's expenses, SIMNA and Schroder Advisors are contractually obligated to reduce their compensation (and, if necessary, to pay certain other Fund expenses) until March 1, 2001, to the extent that the Fund's net expenses attributable to its Investor and Advisor shares exceed 2.00% and 2.25%, respectively (based on the Fund's average daily net assets).

NOTE 4 - TRANSACTIONS WITH AFFILIATES

TRUSTEES' FEES: The Trust pays no compensation to Trustees who are interested persons of the Trust, SIMNA or Schroder Advisors. For their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., with the exception of Schroder Series Trust II, trustees who are not interested persons of the Trust, SIMNA or Schroder Fund Advisors Inc. will receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer will be allocated among the various Funds based on their relative net assets.

NOTE 5 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of investments of non-government securities, excluding short-term securities for the Fund, for the period ended April 30, 2000 were $808,144 and $1,833,090 respectively.

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SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

At April 30, 1999, the identified cost for federal income tax purposes of investments owned by the Fund was $960,192 with net unrealized depreciation of $6,334. Gross unrealized appreciation and depreciation were $0 and 6,334, respectively. The aggregate cost of the Fund's investments was substantially the same for book and federal income tax purposes at April 30, 2000.

NOTE 6 - CONCENTRATION OF RISK

The Fund's investment in companies domiciled in China and Hong Kong may cause the Fund to be more susceptible to political, social and economic events adversely affecting Asian countries in which it invests than funds not so concentrated. For more complete risk disclosure, please refer to the Fund's current prospectus.

NOTE 7 - BENEFICIAL INTEREST

The Fund had one Investor shareholder owning beneficially or of record 99.58% of shares of the Fund.